Fund Name	Ticker Symbol (Exchange)

Simplify Gamma Emerging Market Bond ETF	GAEM (NYSE Arca, Inc.)
Simplify National Muni Bond ETF	NMB (NYSE Arca, Inc.)

each a series of Simplify Exchange Traded Funds

Listed and traded on the NYSE Arca, Inc.

The Prospectus and SAI dated July 10, 2024 as supplement from time to time and further supplemented August 14, 2025

Effective August 14, 2025, the Prospectus and SAI for the Simplify Gamma Emerging Market Bond ETF included in the combined Prospectus and SAI for the two ETFs above, has been superseded by a stand-alone Prospectus and SAI dated August 14, 2025. Any reference to Simplify Gamma Emerging Market Bond ETF in the combined Prospectus and SAI for the two ETFs above should be disregarded.

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This Supplement dated August 14, 2025, provides relevant information for all shareholders and should be retained for future reference. The Funds’ Prospectus, each Fund’s Summary prospectus, and the Funds’ SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1 (855) 772-8488.